CONVERTIBLE DEBENTURE (Key Assumptions Used in Computation of Fair Value of Conversion Feature)(Details)	0 Months Ended		6 Months Ended
	Jan. 27, 2012		Jun. 30, 2012
CONVERTIBLE DEBENTURE [Abstract]
Risk-free interest rate (1)	0.90%	[1]	0.90%	[1]
Expected volatility (2)	136.00%	[2]	181.00%	[2]
Expected life (in years) (3)	1.0	[3]	0.08	[3]
Expected dividend yield (4)	0.00%	[4]	0.00%	[4]

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the conversion option.
[3]	Expected life - the expected life was based on the maturity date of the conversion option.
[4]	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.